PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense
Depreciation of property and equipment	¥ 2,399,451	¥ 1,543,130	¥ 1,057,171
Costs of revenue
Depreciation expense
Depreciation of property and equipment	2,264,620	1,418,846	1,045,446
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	129,128	120,604	10,448
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 5,703	¥ 3,680	¥ 1,277